Impairment of goodwill and other non-current assets (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Goodwill Acquired Through Business Combinations Allocated to CGUs for Impairment Testing	Goodwill acquired through business combinations has been allocated to CGUs for impairment testing as follows (before impairment write-downs):

		Goodwill
Cash generating units	Segment	December 31, 2020	December 31, 2019
Yakutugol	Mining	10,259	13,399
Kuzbass Power Sales Company	Power	1,026	1,026
Port Posiet	Mining	756	756
Chelyabinsk Metallurgical Plant	Steel	679	589
Southern Kuzbass Coal Company	Mining	143	143
Port Temryuk	Mining	69	69

Total		12,932	15,982

Summary of Inflation and Discount Rates, Range of Discount Rates, Estimated for Each Year for Forecasted Period	Inflation and discount rates, range of discount rates, estimated for each year for the forecasted period, were as follows:

	Forecast period, years
As of December 31, 20 19	2020	2021	2022	2023	2024
Inflation rate in Russia	3.7%	3.4%	3.8%	3.8%	3.8%
Inflation rate in European countries	3.1%	2.7%	2.8%	2.8%	2.9%
Pre-tax discount rate, %	10.0%-14.9%	10.0%-14.9%	10.0%-14.9%	10.0%-14.9%	10.0%-14.9%

As of December 31, 2020	2021	2022	2023	2024	2025
Inflation rate in Russia	4.4%	3.7%	3.8%	3.8%	3.8%
Inflation rate in European countries	3.0%	2.9%	2.8%	2.8%	2.8%
Pre-tax discount rate, %	10. 4%-17.1%	10. 4%-17.1%	10. 4%-17.1%	10. 4%-17.1%	10. 4%-17.1%

Summary of Assumptions On Prices In Respect Of Products Sold In Cash Generating Unit
The Group bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Group’s CGUs to which the individual assets are allocated. These budgets and forecast calculations generally cover a period of five years. A long-term growth rate is calculated in the range
2.7%-3.9%
and is applied to the projected future cash flows after the fifth year
.

For the forecasted period from 2021 to 2025, the Group used the following key assumptions on prices for products sold in assessing the recoverable amount of the tested cash generating units:

Cash generating units	Segment	Product, measurement unit	Range of sales prices, FCA

Chelyabinsk Metallurgical Plant	Steel	Rails (Rub, thousand/tn)	43 – 48
Chelyabinsk Metallurgical Plant	Steel	Rebar (Rub, thousand/tn)	30 – 32
Chelyabinsk Metallurgical Plant	Steel	Billets (Rub, thousand/tn)	26 – 28
Izhstal	Steel	Billets (Rub, thousand/tn)	62 – 64
Izhstal	Steel	Long products (Rub, thousand/tn)	57 – 61
Yakutugol	Mining	Coking coal (Rub, thousand/tn)	3.5 – 3.5
Yakutugol	Mining	Steam coal (Rub, thousand/tn)	1.3 – 2.4
Southern Kuzbass Coal Company	Mining	Coking coal (Rub, thousand/tn)	4.0 – 4.4
Southern Kuzbass Coal Company	Mining	Anthracite (Rub, thousand/tn)	3.1 – 3.2
Southern Kuzbass Coal Company	Mining	Steam coal (Rub, thousand/tn)	0.8 – 1.0
BFP	Steel	Ferrosilicon (Rub, thousand/tn)	62 – 72
KPSC	Power	Electricity (Rub, thousand/kWh)	3.1 – 3.6

Summary of Carrying Value of Individual Items of Assets
According to the identified during the reporting period indicators for impairment of goodwill, an impairment loss as of December 31, 2020 was recognised in the following CGU:

Cash generating units	Impairment loss on goodwill for the year ended December 31, 2020
Yakutugol	3,324

Total	3,324

According to the results of the impairment analysis of goodwill, an impairment loss as of December 31, 2019 was recognised in the following CGU:

Cash generating units	Impairment loss on goodwill for the year ended December 31, 2019
Yakutugol	3,139

Total	3,139

According to the results of the impairment analysis of goodwill, an impairment loss as of December 31, 2018 was recognised in the following CGU:

Cash generating units	Impairment loss on goodwill at December 31, 2018
Southern Kuzbass Power Plant (SKPP)	2,382

Total	2,382

Non-current assets [member]
Statement [LineItems]
Summary of Carrying Value of Individual Items of Assets
According to the results of the impairment analysis, impairment of non-current
assets was identified for the following CGUs as of December 31, 2020:

Cash generating units	Impairment loss on non-current assets identified as a result of impairment tests at December 31, 2020
Korshunov Mining Plant (KMP)	50 5
Other	6 8

Total	573

According to the results of the impairment analysis, impairment of non-current
assets was identified for the following CGUs as of December 31, 2019:

Cash generating units	Impairment loss on non-current assets identified as a result of impairment tests at December 31, 2019
Bratsk Ferroalloy Plant (BFP)	727
Korshunov Mining Plant (KMP)	549

Total	1,276

According to the results of the impairment analysis, reversal of previously recognised impairment loss of non-current
assets was identified for the following CGUs as of December 31, 2019:

Cash generating units	Gain from reversal of previously recognised impairment loss on non-current assets at December 31, 2019
Izhstal	2,611

Total	2,611

According to the results of the impairment analysis, impairment of non-current
assets was identified for the following CGUs as of December 31, 2018:

Cash generating units	Impairment loss on non-current assets identified as a result of impairment tests at December 31, 2018
Korshunov Mining Plant (KMP)	1,151
Izhstal	781
Southern Kuzbass Power Plant (SKPP)	337

Total	2,269

Non-current assets individually impaired [member]
Statement [LineItems]
Summary of Carrying Value of Individual Items of Assets	Carrying value of individual items of the
non-current
assets for the respective entities including the underground mining workings at SKCC was impaired due to changes in the Group’s management plans to invest funds into the ongoing construction projects and, as a result, the inability of these assets to generate future economic benefits in the current market conditions:

Subsidiaries	Impairment loss on non-current assets identified for individual items of assets at December 31, 2018
Southern Kuzbass Coal Company (SKCC)	2,533
Other	38

Total	2,571